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     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 12, 1999
                                                              File No. 333-84809
                                                              File No. 811-09527
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              -------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]

         Pre-effective Amendment No. 1                                      [X]
                                    ---
         Post-effective Amendment No. ____                                  [ ]

                                     and/or

REGISTRATION STATEMENT UNDER THE  INVESTMENT COMPANY ACT OF 1940            [ ]

         Amendment No. 1                                                    [X]
                            (Check appropriate boxes)

                                DCM SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                                 7 WELLS AVENUE
                                NEWTON, MA 02459
               (Address of Principal Executive Office) (Zip Code)

        Registrant's Telephone Number, including Area Code: 617-527-0033

                                   ----------

                             Carla B. Herwitz, Esq.
                             Choate, Hall & Stewart
                                 Exchange Place
                                 53 State Street
                                Boston, MA 02109
               (Name and address of agent for service of process)

                                   COPIES TO:


   Jonathan J. Derby                                        Michael Miola
     Vice President                                           President
Derby Capital Management                            American Data Services, Inc.
     7 Wells Avenue                                  Hauppauge Corporate Center
    Newton, MA 02459                                      150 Motor Parkway
                                                        Hauppauge, NY  11788

                                   ----------


     Approximate Date of Proposed Public Offering: As soon as practicable after the effectiveness of this Registration Statement.



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It is proposed that this filing will become effective (check appropriate box):

         [ ]    immediately upon filing pursuant to paragraph (b) of Rule 485
         [ ]    on ___________, 1999 pursuant to paragraph (b) of Rule 485
         [ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485
         [ ]    on ___________, 1999 pursuant to paragraph (a)(1) of Rule 485
         [ ]    75 days after filing pursuant to paragraph (a)(2) of Rule 485
         [ ]    on ___________, 1999 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

         Pursuant to Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940, the Registrant elects to register an indefinite number of shares of beneficial interest under the Securities Act of 1933. Registrant intends to file the notice required by Rule 24f-2 within 90 days after the close of the Registrant's fiscal year.

         Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.

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                               THE DCM GROWTH FUND


                        A SERIES OF THE DCM SERIES TRUST

         The Registrant hereby incorporates by reference into this Amendment No. 1 to Registration Statement on Form N-1A, the Registrant's Registration Statement on Form N-1A (including the Prospectus, Statement of Additional Information and Part C thereto) previously filed with the Securities and Exchange Commission via EDGAR on August 9, 1999.






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                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newton, in the Commonwealth of Massachusetts, on this 12th day of August, 1999.


                                             DCM SERIES TRUST


                                             By: /s/ Jonathan J. Derby
                                                 -----------------------------
                                                 Jonathan J. Derby
                                                 Vice President and Trustee



         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Amendment No. 1 to Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the dates indicated


/s/ Mark A. Derby             President and Trustee             August 12, 1999
----------------------------
Mark A. Derby


/s/ Jonathan J. Derby         Vice President and Trustee        August 12, 1999
----------------------------
Jonathan J. Derby


/s/ Carla B. Herwitz          Trustee                           August 12, 1999
----------------------------
Carla B. Herwitz